FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Change in Fair Value Associated with Equity and Commodity Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments
Equity Swaps, Gain/(Loss)	$ 150,526	$ (109,536)	$ (18,074)
Total Unrealized Gain/(Loss)	150,526	(109,536)	(18,074)
Equity Swaps
Derivative Financial Instruments
Equity Swaps, Gain/(Loss)	1,008	1,870	(964)
Commodity Contract
Derivative Financial Instruments
Commodity Contracts, Gain/(Loss)	149,518	(111,406)	(17,110)
Commodity Contract | Oil
Derivative Financial Instruments
Commodity Contracts, Gain/(Loss)	125,842	(111,655)	(19,891)
Commodity Contract | Gas
Derivative Financial Instruments
Commodity Contracts, Gain/(Loss)	$ 23,676	$ 249	$ 2,781